UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21337

Western Asset Global High Income Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: Funds Investors Services		1-800-822-5544
or
Institutional Shareholder Services		1-888-425-6432

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2009

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET

GLOBAL HIGH INCOME FUND INC.

FORM N-Q

FEBRUARY 28, 2009

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited)	February 28, 2009

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 47.0%
CONSUMER DISCRETIONARY — 6.8%
Auto Components — 0.2%
1,660,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(b)	$647,400
790,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	280,450
	Visteon Corp., Senior Notes:
484,000	8.250% due 8/1/10	43,560
1,249,000	12.250% due 12/31/16 (a)	74,940
	Total Auto Components	1,046,350
Automobiles — 0.5%
	Ford Motor Co.:
	Debentures:
545,000	8.875% due 1/15/22	95,375
275,000	8.900% due 1/15/32	48,125
7,205,000	Notes, 7.450% due 7/16/31	1,386,963
	General Motors Corp.:
570,000	Notes, 7.200% due 1/15/11	94,050
	Senior Debentures:
300,000	8.250% due 7/15/23	37,500
3,570,000	8.375% due 7/15/33	490,875
	Total Automobiles	2,152,888
Diversified Consumer Services — 0.3%
	Education Management LLC/Education Management Finance Corp.:
355,000	Senior Notes, 8.750% due 6/1/14	337,250
955,000	Senior Subordinated Notes, 10.250% due 6/1/16	897,700
	Service Corp. International, Senior Notes:
185,000	7.625% due 10/1/18	171,125
210,000	7.500% due 4/1/27	163,800
	Total Diversified Consumer Services	1,569,875
Hotels, Restaurants & Leisure — 1.5%
675,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	354,375
675,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (c)(d)	3,442
521,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	148,485
875,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	756,875
255,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	197,625
1,000,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	125,000
	MGM MIRAGE Inc.:
560,000	Notes, 6.750% due 9/1/12	238,000
1,350,000	Senior Notes, 13.000% due 11/15/13 (a)	978,750
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
675,000	7.125% due 8/15/14	205,875
625,000	6.875% due 2/15/15	181,250
876,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	775,260
95,000	River Rock Entertainment Authority, Senior Secured Notes, 9.750% due 11/1/11	48,925
770,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	288,750
1,150,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	856,750
150,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 5.384% due 2/1/14 (a)(e)	81,750
	Station Casinos Inc., Senior Notes:
110,000	6.000% due 4/1/12 (d)	34,650
760,000	7.750% due 8/15/16 (d)	231,800

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	February 28, 2009

Face Amount†	Security	Value
Hotels, Restaurants & Leisure — 1.5% (continued)
2,000,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	$1,650,000
	Total Hotels, Restaurants & Leisure	7,157,562
Household Durables — 0.8%
80,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	41,600
1,735,000	K Hovnanian Enterprises Inc., Senior Notes, 11.500% due 5/1/13	1,361,975
2,180,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	2,043,750
445,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	374,912
	Total Household Durables	3,822,237
Internet & Catalog Retail — 0.0%
90,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (a)	74,250
Media — 2.7%
	Affinion Group Inc.:
2,210,000	Senior Notes, 10.125% due 10/15/13	1,723,800
380,000	Senior Subordinated Notes, 11.500% due 10/15/15	243,200
3,257,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (d)	293,130
849,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13 (d)	679,200
1,570,000	Cengage Learning Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (a)	745,750
125,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (d)(f)	3,438
215,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (d)	3,225
1,150,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)(d)	1,069,500
575,000	CMP Susquehanna Corp., 9.875% due 5/15/14 (d)	20,125
1,120,000	Comcast Corp., 5.700% due 5/15/18	1,036,791
	CSC Holdings Inc.:
425,000	Senior Debentures, 8.125% due 8/15/09	432,437
	Senior Notes:
550,000	8.125% due 7/15/09	559,625
250,000	7.625% due 4/1/11	248,750
575,000	6.750% due 4/15/12	554,875
1,367,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	211,885
3,060,000	DISH DBS Corp., Senior Notes, 7.750% due 5/31/15	2,838,150
3,715,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	74,300
	R.H. Donnelley Corp., Senior Notes:
650,000	8.875% due 1/15/16	32,500
100,000	8.875% due 10/15/17	5,000
1,100,000	Rogers Cable Inc., Senior Secured Notes, 7.875% due 5/1/12	1,150,026
270,000	Sun Media Corp., 7.625% due 2/15/13	163,350
200,000	Time Warner Cable Inc., Senior Notes, 8.750% due 2/14/19	213,846
260,000	Time Warner Inc., 6.500% due 11/15/36	223,131
	Total Media	12,526,034
Multiline Retail — 0.6%
	Dollar General Corp.:
970,000	Senior Notes, 10.625% due 7/15/15	977,275
650,000	Senior Subordinated Notes, 11.875% due 7/15/17 (b)	630,500
	Neiman Marcus Group Inc.:
1,090,000	Senior Notes, 9.000% due 10/15/15 (b)	436,000
1,400,000	Senior Secured Notes, 7.125% due 6/1/28	637,000
	Total Multiline Retail	2,680,775

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	February 28, 2009

Face Amount†	Security	Value
Specialty Retail — 0.2%
	AutoNation Inc., Senior Notes:
335,000	3.094% due 4/15/13 (e)	$267,163
85,000	7.000% due 4/15/14	73,525
1,070,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	572,450
	Total Specialty Retail	913,138
	TOTAL CONSUMER DISCRETIONARY	31,943,109
CONSUMER STAPLES — 1.4%
Beverages — 0.7%
2,330,000	Constellation Brands Inc., Senior Notes, 8.375% due 12/15/14	2,359,125
340,000	Dr. Pepper Snapple Group Inc., Senior Notes, 6.820% due 5/1/18	317,065
390,000	PepsiCo Inc., Senior Notes, 7.900% due 11/1/18	469,493
	Total Beverages	3,145,683
Food & Staples Retailing — 0.1%
174,404	CVS Caremark Corp., Pass-Through Certificates, 5.298% due 1/11/27 (a)	123,984
	CVS Lease Pass-Through Trust:
101,833	5.880% due 1/10/28 (a)	77,806
626,691	6.036% due 12/10/28 (a)(d)	479,564
	Total Food & Staples Retailing	681,354
Food Products — 0.2%
	Dole Food Co. Inc., Senior Notes:
610,000	7.250% due 6/15/10	549,000
432,000	8.875% due 3/15/11	362,880
	Total Food Products	911,880
Household Products — 0.1%
490,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	453,250
Tobacco — 0.3%
	Alliance One International Inc., Senior Notes:
110,000	8.500% due 5/15/12	95,700
790,000	11.000% due 5/15/12	746,550
360,000	Altria Group Inc., Senior Notes, 9.700% due 11/10/18	377,513
	Total Tobacco	1,219,763
	TOTAL CONSUMER STAPLES	6,411,930
ENERGY — 7.6%
Energy Equipment & Services — 0.4%
260,000	Baker Hughes Inc., Senior Notes, 7.500% due 11/15/18	286,006
560,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	381,500
750,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	491,250
270,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	270,000
390,000	Transocean Inc., Senior Notes, 5.250% due 3/15/13	386,634
	Total Energy Equipment & Services	1,815,390
Oil, Gas & Consumable Fuels — 7.2%
800,000	Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36	612,578
280,000	Apache Corp., Senior Notes, 6.000% due 1/15/37	273,134
1,395,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	983,475
	Chesapeake Energy Corp., Senior Notes:
475,000	9.500% due 2/15/15	444,125
1,350,000	6.375% due 6/15/15	1,110,375
270,000	6.625% due 1/15/16	222,075
1,645,000	7.250% due 12/15/18	1,344,787
160,000	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15	147,532
245,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	192,937

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	February 28, 2009

Face Amount†	Security	Value
Oil, Gas & Consumable Fuels — 7.2% (continued)
478,939	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 6.094% due 4/15/10 (a)(b)(e)	$251,443
230,000	Devon Energy Corp., Debentures, 7.950% due 4/15/32	242,429
	El Paso Corp.:
	Medium-Term Notes:
2,050,000	7.375% due 12/15/12	1,909,723
1,330,000	7.750% due 1/15/32	1,027,612
125,000	Notes, 7.875% due 6/15/12	119,195
70,000	El Paso Natural Gas Co., Bonds, 8.375% due 6/15/32	65,555
480,000	Energy Transfer Partners LP, Senior Notes, 6.700% due 7/1/18	434,058
	Enterprise Products Operating LLP:
980,000	Junior Subordinated Notes, 8.375% due 8/1/66	662,302
550,000	Senior Bonds, 6.300% due 9/15/17	505,209
1,530,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,229,737
1,555,000	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14 (a)	1,422,825
890,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (a)	600,750
655,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	474,875
2,990,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)	2,107,950
390,000	Kinder Morgan Energy Partners LP, Medium-Term Notes, 6.950% due 1/15/38	360,256
	LUKOIL International Finance BV:
830,000	6.356% due 6/7/17 (a)	610,050
946,000	6.656% due 6/7/22 (a)	657,470
1,850,000	Bonds, 6.356% due 6/7/17 (a)	1,359,750
390,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	296,400
330,000	Occidental Petroleum Corp., Senior Notes, 7.000% due 11/1/13	366,077
	OPTI Canada Inc., Senior Secured Notes:
690,000	7.875% due 12/15/14	231,150
445,000	8.250% due 12/15/14	153,525
6,747,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	4,796,489
510,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	484,500
2,500,000	Petroleos Mexicanos, 8.000% due 5/3/19 (a)	2,468,750
410,000	Petroplus Finance Ltd., Senior Notes, 7.000% due 5/1/17 (a)	305,450
1,000,000	SandRidge Energy Inc., Senior Notes, 8.625% due 4/1/15 (b)	672,500
1,245,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(d)	68,475
660,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	419,100
1,140,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	1,088,700
355,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	241,400
630,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	492,975
	Williams Cos. Inc.:
1,060,000	Notes, 8.750% due 3/15/32	993,445
1,000,000	Senior Notes, 7.625% due 7/15/19	936,623
440,000	XTO Energy Inc., Senior Notes, 5.500% due 6/15/18	403,468
	Total Oil, Gas & Consumable Fuels	33,791,234
	TOTAL ENERGY	35,606,624
FINANCIALS — 8.7%
Capital Markets — 1.7%
1,120,000	Bear Stearns Co. Inc., Senior Notes, 7.250% due 2/1/18	1,163,388
330,000	Goldman Sachs Group Inc., Senior Notes, 6.150% due 4/1/18	300,358
390,000	Merrill Lynch & Co. Inc., Notes, 6.875% due 4/25/18	325,019
	Morgan Stanley:
470,000	6.625% due 4/1/18	434,716
60,000	Senior Notes, 3.250% due 12/1/11	61,895
6,200,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (a)	5,657,500
	Total Capital Markets	7,942,876
Commercial Banks — 3.1%
2,370,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	1,078,350

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	February 28, 2009

Face Amount†		Security	Value
Commercial Banks — 3.1% (continued)
1,050,000		Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (a)(e)	$778,520
		HSBK Europe BV:
1,700,000		7.250% due 5/3/17 (a)	603,500
730,000		7.250% due 5/3/17 (a)	266,450
		ICICI Bank Ltd., Subordinated Bonds:
1,840,000		6.375% due 4/30/22 (a)(e)	988,163
454,000		6.375% due 4/30/22 (a)(e)	246,516
104,829,000	RUB	JPMorgan Chase Bank, Credit-Linked Notes (Russian Agricultural Bank), 9.500% due 2/11/11 (a)(f)	2,231,442
120,000		Keybank National Association, Senior Notes, 3.200% due 6/15/12	123,607
		RSHB Capital, Loan Participation Notes:
		Secured Notes:
1,232,000		7.175% due 5/16/13 (a)	928,928
4,120,000		7.125% due 1/14/14 (a)	2,900,645
1,350,000		7.125% due 1/14/14 (a)	937,035
470,000		Senior Notes, 6.299% due 5/15/17 (a)	274,560
		Senior Secured Notes:
280,000		7.175% due 5/16/13 (a)	214,774
1,529,000		6.299% due 5/15/17 (a)	886,820
		TuranAlem Finance BV, Bonds:
1,786,000		8.250% due 1/22/37 (a)	276,830
880,000		8.250% due 1/22/37 (a)	171,600
1,350,000		Wachovia Corp., Senior Notes, 5.750% due 2/1/18	1,263,925
350,000		Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/44 (e)	245,201
		Total Commercial Banks	14,416,866
Consumer Finance — 1.7%
260,000		American Express Co., 7.000% due 3/19/18	245,255
		Ford Motor Credit Co.:
		Notes:
50,000		7.875% due 6/15/10	33,330
1,300,000		7.000% due 10/1/13	640,818
		Senior Notes:
1,650,000		7.246% due 6/15/11 (e)	884,812
115,000		9.875% due 8/10/11	66,879
210,000		4.010% due 1/13/12 (e)	103,163
380,000		12.000% due 5/15/15	221,435
		GMAC LLC:
30,000		7.500% due 12/31/13 (a)	12,630
36,000		8.000% due 12/31/18 (a)	8,634
3,877,000		8.000% due 11/1/31 (a)	1,742,983
978,000		Senior Notes, 6.875% due 8/28/12 (a)	563,455
4,350,000		SLM Corp., Senior Notes, 1.319% due 7/26/10 (e)	3,585,492
		Total Consumer Finance	8,108,886
Diversified Financial Services — 1.6%
350,000		AAC Group Holding Corp., Senior Discount Notes, 10.250% due 10/1/12 (a)	239,750
		Bank of America Corp., Senior Notes:
60,000		3.125% due 6/15/12	61,585
490,000		5.650% due 5/1/18	415,639
550,000		CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)(d)	206,250
		Citigroup Inc.:
290,000		Notes, 6.875% due 3/5/38	252,394
490,000		Senior Notes, 6.125% due 11/21/17	419,192
290,000		El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11 (a)	275,141
470,000		Galaxy Entertainment Finance Co. Ltd., 7.323% due 12/15/10 (a)(e)	354,850

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	February 28, 2009

Face Amount†	Security	Value
Diversified Financial Services — 1.6% (continued)
650,000	General Electric Capital Corp., Senior Notes, 5.625% due 5/1/18	$557,776
220,000	John Deere Capital Corp., Senior Notes, 4.900% due 9/9/13	218,708
	Leucadia National Corp., Senior Notes:
540,000	8.125% due 9/15/15	450,900
340,000	7.125% due 3/15/17	251,600
	TNK-BP Finance SA:
550,000	6.625% due 3/20/17 (a)	303,875
	Senior Notes:
1,750,000	7.500% due 7/18/16 (a)	1,058,750
170,000	7.500% due 7/18/16 (a)	102,850
1,490,000	7.875% due 3/13/18 (a)	856,750
890,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 9.952% due 10/1/15	765,400
755,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	694,600
	Total Diversified Financial Services	7,486,010
Real Estate Investment Trusts (REITs) — 0.5%
30,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	13,350
2,275,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	1,814,312
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
175,000	6.500% due 6/1/16	149,188
690,000	6.750% due 4/1/17	586,500
	Total Real Estate Investment Trusts (REITs)	2,563,350
Real Estate Management & Development — 0.1%
169,000	Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 37.040% due 6/30/15 (a)(f)	63,375
1,750,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	218,750
	Total Real Estate Management & Development	282,125
	TOTAL FINANCIALS	40,800,113
HEALTH CARE — 3.3%
Health Care Providers & Services — 3.2%
240,000	Cardinal Health Inc., Senior Bonds, 5.850% due 12/15/17	213,906
620,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	589,775
1,300,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	1,267,500
	HCA Inc.:
1,360,000	Notes, 6.375% due 1/15/15	945,200
	Senior Secured Notes:
540,000	9.250% due 11/15/16	495,450
4,170,000	9.625% due 11/15/16 (b)	3,492,375
2,680,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	2,586,200
	Tenet Healthcare Corp., Senior Notes:
430,000	6.375% due 12/1/11	384,850
1,030,000	7.375% due 2/1/13	875,500
1,959,000	9.875% due 7/1/14	1,562,303
	Universal Hospital Services Inc., Senior Secured Notes:
160,000	5.943% due 6/1/15 (e)	114,400
135,000	8.500% due 6/1/15 (b)	118,125
3,329,000	US Oncology Holdings Inc., Senior Notes, 8.334% due 3/15/12 (b)(e)	2,014,045
240,000	WellPoint Inc., Senior Notes, 5.875% due 6/15/17	224,146
	Total Health Care Providers & Services	14,883,775
Pharmaceuticals — 0.1%
1,270,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(d)	6,350

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	February 28, 2009

Face Amount†	Security	Value
Pharmaceuticals — 0.1% (continued)
260,000	Wyeth, Notes, 5.950% due 4/1/37	$265,178
	Total Pharmaceuticals	271,528
	TOTAL HEALTH CARE	15,155,303
INDUSTRIALS — 5.2%
Aerospace & Defense — 0.2%
2,115,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (b)	190,350
845,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	851,337
	Total Aerospace & Defense	1,041,687
Airlines — 0.3%
	Continental Airlines Inc.:
201,892	8.388% due 5/1/22	129,211
	Pass-Through Certificates:
306,439	8.312% due 4/2/11	243,619
290,000	7.339% due 4/19/14	185,600
2,290,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	830,125
	Total Airlines	1,388,555
Building Products — 0.9%
	Associated Materials Inc.:
25,000	Senior Discount Notes, 7.090% due 3/1/14	7,625
1,560,000	Senior Subordinated Notes, 9.750% due 4/15/12	1,294,800
	GTL Trade Finance Inc.:
1,060,000	7.250% due 10/20/17 (a)	979,441
2,036,000	7.250% due 10/20/17 (a)	1,877,864
680,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	112,200
1,130,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.542% due 3/1/14	67,800
	Total Building Products	4,339,730
Commercial Services & Supplies — 1.3%
900,000	Allied Waste North America Inc., Senior Notes, 7.375% due 4/15/14	887,429
1,618,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	1,472,380
1,100,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	797,500
1,295,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	699,300
2,510,000	US Investigations Services Inc., Senior Subordinated Notes, 10.500% due 11/1/15 (a)	2,008,000
	Total Commercial Services & Supplies	5,864,609
Construction & Engineering — 1.5%
7,177,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)	6,728,437
Industrial Conglomerates — 0.0%
427,455	Sequa Corp., Senior Notes, 13.500% due 12/1/15 (a)(b)	70,530
Road & Rail — 0.6%
2,610,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	991,800
	Kansas City Southern de Mexico, Senior Notes:
790,000	9.375% due 5/1/12	778,150
980,000	7.625% due 12/1/13	886,900
	Total Road & Rail	2,656,850
Trading Companies & Distributors — 0.4%
595,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	348,075
1,370,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	869,950
1,415,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	672,125
	Total Trading Companies & Distributors	1,890,150

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	February 28, 2009

Face Amount†	Security	Value
Transportation Infrastructure — 0.0%
	Swift Transportation Co., Senior Secured Notes:
370,000	9.899% due 5/15/15 (a)(e)	$35,150
1,020,000	12.500% due 5/15/17 (a)	107,100
	Total Transportation Infrastructure	142,250
	TOTAL INDUSTRIALS	24,122,798
INFORMATION TECHNOLOGY — 0.5%
Electronic Equipment, Instruments & Components — 0.0%
	NXP BV/NXP Funding LLC:
395,000	Senior Notes, 9.500% due 10/15/15	34,563
530,000	Senior Secured Notes, 7.875% due 10/15/14	108,650
	Total Electronic Equipment, Instruments & Components	143,213
IT Services — 0.3%
520,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (b)	184,600
1,240,000	First Data Corp., Senior Notes, 9.875% due 9/24/15	688,200
1,000,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	690,000
	Total IT Services	1,562,800
Semiconductors & Semiconductor Equipment — 0.0%
80,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14	14,800
Software — 0.2%
1,355,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	789,287
	TOTAL INFORMATION TECHNOLOGY	2,510,100
MATERIALS — 3.9%
Chemicals — 0.1%
	Georgia Gulf Corp., Senior Notes:
10,000	9.500% due 10/15/14	1,350
2,035,000	10.750% due 10/15/16	66,137
180,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	86,400
495,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (f)	469,697
220,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	133,100
	Total Chemicals	756,684
Containers & Packaging — 0.1%
390,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	278,850
575,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(d)(f)	0
	Total Containers & Packaging	278,850
Metals & Mining — 3.1%
1,050,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (a)(f)	1,065,927
	Evraz Group SA, Notes:
3,220,000	8.875% due 4/24/13 (a)	1,948,100
280,000	8.875% due 4/24/13 (a)	169,506
2,950,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	2,547,906
2,100,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,207,500
460,000	Noranda Aluminium Acquisition Corp., 6.595% due 5/15/15 (b)(e)	112,700
950,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	301,625
1,530,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	910,350
250,000	Steel Dynamics Inc., Senior Notes, 7.375% due 11/1/12	217,500
500,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	105,000
	Vale Overseas Ltd., Notes:
1,448,000	8.250% due 1/17/34	1,436,202
2,704,000	6.875% due 11/21/36	2,343,287
2,980,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)	2,100,900
	Total Metals & Mining	14,466,503

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	February 28, 2009

Face Amount†	Security	Value
Paper & Forest Products — 0.6%
2,110,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11 (a)(d)	$1,508,650
	Appleton Papers Inc.:
375,000	Senior Notes, 8.125% due 6/15/11	256,875
715,000	Senior Subordinated Notes, 9.750% due 6/15/14	160,875
2,095,000	NewPage Corp., Senior Secured Notes, 7.420% due 5/1/12 (e)	513,275
2,130,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	457,950
	Total Paper & Forest Products	2,897,625
	TOTAL MATERIALS	18,399,662
TELECOMMUNICATION SERVICES — 5.3%
Diversified Telecommunication Services — 4.1%
	AT&T Inc.:
630,000	5.600% due 5/15/18	607,240
720,000	Senior Notes, 6.400% due 5/15/38	657,355
	Axtel SAB de CV, Senior Notes:
1,996,000	7.625% due 2/1/17 (a)	1,407,180
1,714,000	7.625% due 2/1/17 (a)	1,204,085
240,000	British Telecommunications PLC, Bonds, 9.125% due 12/15/30	229,392
120,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	87,000
635,000	Frontier Communications Corp., Senior Notes, 7.875% due 1/15/27	466,725
535,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (c)(d)	8,025
1,505,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	1,425,987
900,000	Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.454% due 2/1/15 (a)	733,500
350,000	Koninklijke KPN NV, Senior Notes, 8.375% due 10/1/30	380,086
325,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	308,750
	Level 3 Financing Inc., Senior Notes:
965,000	12.250% due 3/15/13	670,675
1,105,000	9.250% due 11/1/14	707,200
70,000	6.845% due 2/15/15 (e)	33,950
1,895,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	1,733,925
1,520,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	1,295,800
85,000	Qwest Corp., Notes, 5.246% due 6/15/13 (e)	72,463
1,255,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	461,213
450,000	Telefonica Emisones SAU, Senior Notes, 6.221% due 7/3/17	452,943
1,708,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	1,007,720
	Verizon Communications Inc.:
510,000	5.500% due 2/15/18	483,464
560,000	Senior Note, 6.400% due 2/15/38	527,082
	Vimpel Communications, Loan Participation Notes:
1,030,000	8.375% due 4/30/13 (a)	695,250
1,535,000	Secured Notes, 8.375% due 4/30/13 (a)	1,053,836
1,200,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	1,060,500
155,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	156,163
1,225,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,182,125
	Total Diversified Telecommunication Services	19,109,634
Wireless Telecommunication Services — 1.2%
630,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	740,250
1,090,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	1,018,828
260,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	247,000
1,105,000	Nextel Communications Inc., Senior Notes, 7.375% due 8/1/15	508,523
170,000	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	172,338

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	February 28, 2009

Face Amount†	Security	Value
Wireless Telecommunication Services — 1.2% (continued)
320,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	$259,362
6,510,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)	2,571,450
	Total Wireless Telecommunication Services	5,517,751
	TOTAL TELECOMMUNICATION SERVICES	24,627,385
UTILITIES — 4.3%
Electric Utilities — 0.8%
2,050,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	1,865,500
581,000	Enersis SA, Notes, 7.375% due 1/15/14	603,410
270,000	FirstEnergy Corp., Notes, 7.375% due 11/15/31	231,020
550,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	567,188
290,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	289,998
	Total Electric Utilities	3,557,116
Gas Utilities — 0.3%
1,480,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,398,600
Independent Power Producers & Energy Traders — 3.2%
	AES Corp., Senior Notes:
525,000	9.375% due 9/15/10	514,500
670,000	8.875% due 2/15/11	656,600
1,940,000	7.750% due 3/1/14	1,750,850
1,500,000	7.750% due 10/15/15	1,327,500
1,150,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	701,500
	Edison Mission Energy, Senior Notes:
1,890,000	7.750% due 6/15/16	1,729,350
550,000	7.200% due 5/15/19	460,625
765,000	7.625% due 5/15/27	577,575
8,080,000	Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17 (b)	3,595,600
845,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	777,400
	NRG Energy Inc., Senior Notes:
2,195,000	7.250% due 2/1/14	2,074,275
1,105,000	7.375% due 2/1/16	1,022,125
	Total Independent Power Producers & Energy Traders	15,187,900
	TOTAL UTILITIES	20,143,616
	TOTAL CORPORATE BONDS & NOTES (Cost — $321,718,663)	219,720,640
ASSET-BACKED SECURITIES — 0.0%
FINANCIALS — 0.0%
Home Equity — 0.0%
110,125	Finance America Net Interest Margin Trust, 5.250% due 6/27/34 (a)(d)(f)	110
	Sail Net Interest Margin Notes:
42,974	7.000% due 7/27/33 (a)(d)(f)	43
14,101	7.000% due 7/27/33 (a)(d)(f)	14
	TOTAL ASSET-BACKED SECURITIES (Cost — $166,860)	167
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
	Federal National Mortgage Association (FNMA) STRIPS, IO:
7,062,769	5.500% due 1/1/33 (d)(g)	931,963
8,813,309	5.500% due 6/1/33 (d)(g)	1,179,650
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $4,540,251)	2,111,613

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	February 28, 2009

Face Amount†		Security	Value
COLLATERALIZED SENIOR LOANS — 0.1%
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
		Ashmore Energy International:
131,105		Synthetic Revolving Credit Facility, 8.250% due 3/30/14 (e)	$80,630
934,766		Term Loan, 4.459% due 3/30/14 (e)	574,881
		TOTAL COLLATERALIZED SENIOR LOANS (Cost — $1,063,790)	655,511
MORTGAGE-BACKED SECURITIES — 35.5%
FHLMC — 15.7%
		Federal Home Loan Mortgage Corp. (FHLMC):
1,561,724		5.930% due 10/1/36 (e)(g)	1,617,037
3,947,710		5.726% due 3/1/37 (e)(g)	4,095,871
3,320,765		5.871% due 5/1/37 (e)(g)	3,456,679
168,572		6.100% due 9/1/37 (e)(g)	175,149
3,762,735		5.819% due 11/1/37 (e)(g)	3,908,494
		Gold:
18,890,350		5.500% due 11/1/37-4/1/38 (g)	19,368,966
40,000,000		5.000% due 3/12/39 (g)(h)	40,618,760
		TOTAL FHLMC	73,240,956
FNMA — 16.0%
		Federal National Mortgage Association (FNMA):
2,700,000		5.500% due 4/16/24 (g)(h)	2,791,546
500,000		6.000% due 4/16/24 (g)(h)	520,547
4,150,036		5.000% due 6/1/35-7/1/38 (g)	4,233,163
3,196,626		5.500% due 2/1/36-7/1/38 (g)	3,278,833
782,498		6.500% due 7/1/36 (g)	819,597
9,651,604		6.000% due 10/1/37 (g)	9,980,250
48,250,000		5.000% due 3/12/39-4/13/39 (g)(h)	49,055,817
3,900,000		6.500% due 3/12/39-4/13/39 (g)(h)	4,074,046
		TOTAL FNMA	74,753,799
GNMA — 3.8%
17,100,000		Government National Mortgage Association (GNMA), 6.500% due 3/18/39 (h)	17,814,175
		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $163,760,586)	165,808,930
SOVEREIGN BONDS — 8.8%
Argentina — 0.2%
		Republic of Argentina:
1,074,000	EUR	9.000% due 6/20/03 (c)(f)	150,067
1,100,000	EUR	10.250% due 1/26/07 (c)(f)	153,700
1,729,117	EUR	8.000% due 2/26/08 (c)(f)	241,605
1,550,000	DEM	11.750% due 11/13/26 (c)(f)	110,735
522,000	EUR	Medium-Term Notes, 10.000% due 2/22/07 (c)(f)	72,938
		Total Argentina	729,045
Brazil — 2.9%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	419
32,108,000	BRL	10.000% due 7/1/10	13,412,848
		Total Brazil	13,413,267

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	February 28, 2009

Face Amount†		Security	Value
Colombia — 0.7%
		Republic of Colombia:
544,000		11.750% due 2/25/20	$684,080
2,852,000		7.375% due 9/18/37	2,623,840
		Total Colombia	3,307,920
Indonesia — 0.8%
		Republic of Indonesia:
15,399,000,000	IDR	10.250% due 7/15/22	963,412
25,206,000,000	IDR	11.000% due 9/15/25	1,611,078
525,000		8.500% due 10/12/35 (a)	391,125
11,646,000,000	IDR	9.750% due 5/15/37	632,114
		Total Indonesia	3,597,729
Mexico — 0.2%
		United Mexican States:
148,000		11.375% due 9/15/16	193,510
		Medium-Term Notes:
4,000		5.625% due 1/15/17	3,878
1,046,000		6.750% due 9/27/34	975,918
		Total Mexico	1,173,306
Panama — 1.0%
		Republic of Panama:
621,000		7.250% due 3/15/15	644,287
1,275,000		9.375% due 4/1/29	1,408,875
3,080,000		6.700% due 1/26/36	2,710,400
		Total Panama	4,763,562
Peru — 0.6%
		Republic of Peru:
278,000		8.750% due 11/21/33	316,920
1,774,000		Bonds, 6.550% due 3/14/37	1,627,645
		Global Bonds:
895,000		8.375% due 5/3/16	1,002,400
50,000		7.350% due 7/21/25	51,250
		Total Peru	2,998,215
Russia — 0.9%
4,547,200		Russian Federation, 7.500% due 3/31/30 (a)	4,055,602
Venezuela — 1.5%
		Bolivarian Republic of Venezuela:
365,000		8.500% due 10/8/14	211,700
10,497,000		5.750% due 2/26/16 (a)	5,038,560
475,000		7.650% due 4/21/25	207,812
		Collective Action Securities:
1,608,000		9.375% due 1/13/34	804,000
875,000		Notes, 10.750% due 9/19/13	608,125
		Total Venezuela	6,870,197
		TOTAL SOVEREIGN BONDS (Cost — $55,296,398)	40,908,843
U.S. GOVERNMENT & AGENCY OBLIGATION — 0.2%
U.S. Government Agency — 0.2%
1,000,000		Federal National Mortgage Association (FNMA), 5.625% due 11/15/21 (g) (Cost - $1,002,698)	1,033,875

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	February 28, 2009

Face Amount†	Security	Value
U.S. TREASURY INFLATION PROTECTED SECURITIES — 2.1%
	U.S. Treasury Bonds, Inflation Indexed:
3,082,272	2.000% due 1/15/26	$2,814,499
959,063	2.375% due 1/15/27 (i)	926,994
2,378,271	1.750% due 1/15/28 (i)	2,089,164
	U.S. Treasury Notes, Inflation Indexed:
741,440	2.000% due 1/15/16	722,673
1,709,634	2.375% due 1/15/17	1,702,690
1,724,378	2.625% due 7/15/17	1,761,559
	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $10,395,324)	10,017,579

Shares
PREFERRED STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
30,500	Corts-Ford Motor Co., 7.400%	103,700
1,900	Corts-Ford Motor Co., 8.000%	6,403
	TOTAL CONSUMER DISCRETIONARY	110,103
FINANCIALS — 0.1%
Consumer Finance — 0.1%
1,176	Preferred Blocker Inc., 7.000% (a)	200,875
Diversified Financial Services — 0.0%
2,600	Preferred Plus, Trust, Series FRD-1, 7.400%	9,516
9,700	Saturns, Series F 2003-5, 8.125%	33,950
	Total Diversified Financial Services	43,466
	TOTAL FINANCIALS	244,341
	TOTAL PREFERRED STOCKS (Cost — $1,081,098)	354,444
Warrants
WARRANTS — 0.0%
2,675	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20(f)* (Cost - $82,925)	46,813
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $559,108,593)	440,658,415

Face Amount†
SHORT-TERM INVESTMENTS — 5.7%
U.S. Government Agencies — 5.5%
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
17,000,000	0.370% due 5/5/09 (g)(j)	16,992,588
8,600,000	0.471% due 6/15/09 (g)(j)	8,592,604
	Total U.S. Government Agencies (Cost — $25,577,029)	25,585,192
Repurchase Agreement — 0.2%
824,000	Morgan Stanley tri-party repurchase agreement dated 2/27/09, 0.220% due 3/2/09; Proceeds at maturity - $824,015; (Fully collateralized by U.S. government agency obligation, 6.500% due 6/22/22; Market value - $854,848) (Cost - $824,000)	824,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $26,401,029)	26,409,192
	TOTAL INVESTMENTS — 100.0% (Cost — $585,509,622#)	$467,067,607

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	February 28, 2009

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is currently in default.
(d)	Illiquid security.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(g)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
(h)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).
(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(j)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	BRL	- Brazilian Real
	DEM	- German Mark
	EUR	- Euro
	GMAC	- General Motors Acceptance Corp.
	IDR	- Indonesian Rupiah
	IO	- Interest Only
	MTN	- Medium-Term Note
	OJSC	- Open Joint Stock Company
	RUB	- Russian Ruble
	STRIPS	- Separate Trading of Registered Interest and Principal Securities

Schedule of Written Options

Contracts	Security	Expiration Date	Strike Price	Value
7	Eurodollar Futures, Call	3/16/09	$97.75	$16,844
7	Eurodollar Futures, Call	3/16/09	97.50	21,218

	Total Written Options (Premiums Received — $10,083)			$38,062

See Notes to Schedule of Investments.

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is high current income. The Fund’s secondary objective is total return.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. Future contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	February 28, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in securities	$467,067,607	$ 354,444	$464,807,989	$1,905,174
Other financial instruments*	(31,850,804)	1,519,827	(33,370,631)	—
Total	$435,216,803	$1,874,271	$431,437,358	$1,905,174

* Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
Balance as of May 31, 2008	$ 2
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	13	(1)
Net purchases (sales)	63,375
Transfers in and/or out of Level 3	1,841,784
Balance as of February 28, 2009	$1,905,174
Net unrealized appreciation (depreciation) for Investments in Securities still held at the end of the reporting date	$(1,672,348	)(1)

(1)    Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Notes to Financial Statements (unaudited) (continued)

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be

Notes to Financial Statements (unaudited) (continued)

restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Swap Contracts. Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices or securities. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security

Notes to Financial Statements (unaudited) (continued)

without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(k) Credit Default Swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement, would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of value from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical price a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values particularly in relation to the notional amount of the contract, as well as the annual payment rate serve as an indication of the current status of the payment/performance risk.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(l) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investments

At February 28, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$ 3,017,078
Gross unrealized depreciation	(121,459,093)
Net unrealized depreciation	$(118,442,015)

Notes to Financial Statements (unaudited) (continued)

At February 28, 2009, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain
Contracts to Buy:
90 Day Eurodollar	92	3/09	$22,338,778	$22,703,875	$365,097
90 Day Eurodollar	83	6/09	20,108,914	20,479,213	370,299
					$735,396
Contracts to Sell:
U.S. Treasury 2-Year Note	45	6/09	9,759,220	9,747,422	$11,798
U.S. Treasury 5-Year Note	298	6/09	34,903,354	34,742,609	160,745
U.S. Treasury 10-Year Note	298	6/09	36,174,550	35,769,313	405,237
U.S. Treasury 30-Year Bond	48	6/09	6,127,151	5,920,500	206,651
					$784,431
Net Unrealized Gain on Open Futures Contracts					$1,519,827

At February 28, 2009, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
British Pound	1,680,000	$2,408,065	5/12/09	$50,034
Euro	2,350,000	2,984,264	5/12/09	(53,699)
Euro	1,100,000	1,396,889	5/12/09	(9,604)
				$(13,269)
Contracts to Sell:
British Pound	1,683,000	2,412,365	5/12/09	$47,508
Euro	1,050,000	1,333,394	5/12/09	12,390
				$59,898
Net Unrealized Gain on Open Forward Foreign Currency Contracts				$46,629

At February 28, 2009, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding May 31, 2008	—	—
Options written	801	$785,239
Options closed	(24)	(26,724)
Options expired	(763)	(748,432)
Written options, outstanding February 28, 2009	14	$10,083

At February 28, 2009, the Fund held TBA securities with a total cost of $114,361,086.

CREDIT DEFAULT SWAP ON CORPORATE ISSUES—SELL PROTECTION(1)

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT(2)	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND ‡	MARKET VALUE	UPFRONT PREMIUMS PAID/ (RECEIVED)	UNREALIZED DEPRECIATION
Barclay’s Capital Inc. (CDX North America Crossover Index)	$126,900,000	12/20/12	3.750% quarterly	$(31,961,656)	$1,427,625	$(33,389,281)

Notes to Financial Statements (unaudited) (continued)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

‡  Percentage shown is an annual percentage rate.

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                                                   CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	April 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	April 28, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	April 28, 2009